VictoryShares WestEnd Dynamic Equity ETF Investment Strategy - VictoryShares WestEnd Dynamic Equity ETF	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, has a policy to invest at least 80% of its assets in the shares of exchange-traded funds (“ETFs”) that invest in equity securities. Such ETFs will include U.S. sector-specific equity ETFs and country-specific, broad, market-cap weighted equity ETFs. The Fund’s investments in an ETF will count toward its “80%” policy to the extent that, at the time of purchase of the shares of the ETF, the ETF has a policy to invest 80% or more of its assets in equity securities. Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. WestEnd Advisors, LLC (“WestEnd”), an investment franchise of the Adviser, is responsible for the day-to-day investment management of the Fund.In selecting ETFs for the Fund’s portfolio, WestEnd implements a quantitative process that ranks U.S. sectors and individual countries according to numerous factors across macroeconomic, fundamental, valuation, and market data. Allocations are made to a diversified selection of sectors ranked highly by the Adviser and a diversified selection of countries ranked highly by the Adviser. At least 35% of the Fund’s assets will be invested in ETFs that invest primarily in securities of U.S. issuers. The Fund considers an ETF to be invested primarily in securities of U.S. issuers if, at the time of purchase, the ETF has a policy to invest 80% or more in securities of issuers that are deemed to be economically tied to the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in the United States; (ii) a majority of the issuer’s revenues are derived from the United States; or (iii) a majority of the issuer’s assets are located in the United States.WestEnd allocates investments to a selection of five sectors in the United States and four or five countries outside of the United States. It determines the allocation between U.S. to non-U.S. sectors based on the relative ranking of the United States within the country selection framework (ranges between 35% to 85%, versus the benchmark's U.S. weight of approximately 60% as of mid-2024). WestEnd weights sectors within the United States according to the market capitalizations of the underlying sector indices, and country allocations outside of the United States are weighted according to the market capitalizations of the underlying country indices.WestEnd invests with reference to the GICS® classification framework for its U.S. sector investments. For implementation, the Fund currently intends to invest in the State Street SPDR® sector suite of ETFs.WestEnd evaluates a range of indicators to rank each U.S. sector and each country in terms of attractiveness. These indicators incorporate macroeconomic, fundamental, valuation, and market data that WestEnd has determined to be useful in evaluating potential investment performance of particular market segments, regions and countries over time. Each indicator that is evaluated generally must satisfy the following criteria: 1) makes intuitive economic sense in terms of investment rationale; 2) has demonstrated historical efficacy as an investment signal, preferably over multiple economic cycles; and 3) tends not to be strongly correlated with other signals in the strategy. The list of indicators currently includes real interest rates, interest rate spreads, currency value and momentum scores, leading economic indicators, standardized value scores, multi-factor scores, momentum scores, earnings momentum scores, and standardized implied volatility scores. WestEnd generates an overall score for each country/U.S. sector by aggregating the scores across the individual indicator rankings, which is then used to determine portfolio allocations. Within each framework, the indicators utilized are equally weighted. WestEnd will update these indicators as warranted in the context of its investment process.WestEnd maintains a universe of one corresponding ETF for each potential market segment (sector or country) to which the Fund may allocate. The ETF universe currently includes the SPDR® sector suite of ETFs managed by State Street as well as the iShares® country suite of ETFs managed by Blackrock. Each ETF's underlying exposures align with WestEnd’s desired sector and country allocations. These ETFs are passive and use a market-capitalization weighting methodology. Rankings for the sectors and countries that correspond to each ETF are generated from the sector and country allocation framework used by the ETF.As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.